Segment Information - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	$ 225,710	$ 218,735
Geographical revenue	766,565		$ 501,932
Singapore [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	4,768	5,439
Geographical revenue	118,643		120,765
United States [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	118,126	134,600
Geographical revenue	306,549		150,352
Bhutan [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	34,222	43,563
Geographical revenue	210,926		133,425
Norway [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	33,052	35,133
Geographical revenue	122,512		97,388
Finland [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	21,966
Ethiopia [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	7,409
Geographical revenue	4,978
Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	6,167
Geographical revenue	$ 2,957		$ 2